Eaton Vance
VT Floating-Rate Income Fund
March 31, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 3.0%
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class E, 12.426%, (3 mo. SOFR + 7.112%), 1/15/35(1)(2)	$1,000	$ 1,002,541
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 12.419%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,000	944,049
BlueMountain CLO XXXIV Ltd., Series 2022-34A, Class E, 12.868%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	973,664
Halseypoint CLO 5 Ltd., Series 2021-5A, Class E, 12.519%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	1,000	978,806
Neuberger Berman Loan Advisers CLO 49 Ltd., Series 2022-49A, Class E, 12.325%, (3 mo. SOFR + 7.00%), 7/25/34(1)(2)	1,000	1,002,768
OCP CLO Ltd.:
Series 2022-24A, Class D, 9.118%, (3 mo. SOFR + 3.80%), 7/20/35(1)(2)	1,000	1,002,096
Series 2022-24A, Class E, 12.738%, (3 mo. SOFR + 7.42%), 7/20/35(1)(2)	2,000	2,006,910
Palmer Square CLO Ltd., Series 2015-1A, Class DR4, 12.076%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	1,000	1,002,959
RAD CLO 5 Ltd., Series 2019-5A, Class E, 12.28%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	2,000	1,981,198
RAD CLO 11 Ltd., Series 2021-11A, Class E, 11.826%, (3 mo. SOFR + 6.512%), 4/15/34(1)(2)	2,000	2,000,956
Wellfleet CLO Ltd.:
Series 2022-1A, Class D, 9.454%, (3 mo. SOFR + 4.14%), 4/15/34(1)(2)	1,000	1,000,517
Series 2022-1A, Class E, 13.174%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	3,000	2,990,190
Series 2022-2A, Class E, 13.858%, (3 mo. SOFR + 8.56%), 10/18/35(1)(2)	500	504,958
Total Asset-Backed Securities (identified cost $17,356,510)		$ 17,391,612

Common Stocks — 0.8%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)	24	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(4)(5)	13,507	$ 283,647
Phoenix Services International LLC(4)(5)	12,664	120,308
Phoenix Services International LLC(4)(5)	1,156	10,982
		$ 414,937
Security	Shares	Value
Containers and Glass Products — 0.0%(6)
LG Parent Holding Co.(4)(5)	33,758	$ 180,396
		$ 180,396
Electronics/Electrical — 0.0%(6)
Skillsoft Corp.(4)	3,342	$ 30,078
		$ 30,078
Entertainment — 0.1%
New Cineworld Ltd.(4)(5)	13,408	$ 239,250
		$ 239,250
Health Care — 0.1%
Akorn Holding Co. LLC(3)(4)(5)	58,449	$ 0
Envision Parent, Inc.(4)	58,278	526,320
		$ 526,320
Household Durables — 0.1%
Serta Simmons Bedding, Inc.(4)(5)	87,691	$ 778,258
Serta SSB Equipment Co.(3)(4)(5)	87,691	0
		$ 778,258
Investment Companies — 0.0%(6)
Aegletes BV(4)(5)	7,165	$ 14,903
		$ 14,903
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(4)(5)	7,882	$ 661,103
		$ 661,103
Oil and Gas — 0.0%(6)
AFG Holdings, Inc.(3)(4)(5)	17,136	$ 36,843
McDermott International Ltd.(4)(5)	103,251	25,988
		$ 62,831
Pharmaceuticals — 0.2%
Covis Midco 1 SARL, Class A(4)(5)	531	$ 271
Covis Midco 1 SARL, Class B(4)(5)	531	271
Covis Midco 1 SARL, Class C(4)(5)	531	271
Covis Midco 1 SARL, Class D(4)(5)	531	271
Covis Midco 1 SARL, Class E(4)(5)	531	271
Mallinckrodt International Finance SA(4)(5)	23,499	1,092,703
		$ 1,094,058

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%(6)
Phillips Feed Service, Inc.(3)(4)(5)	285	$ 3,850
		$ 3,850
Telecommunications — 0.0%(6)
GEE Acquisition Holdings Corp.(3)(4)(5)	13,555	$ 0
		$ 0
Utilities — 0.1%
Longview Intermediate Holdings LLC(4)(5)	36,023	$ 270,172
		$ 270,172
Total Common Stocks (identified cost $6,685,345)		$ 4,276,156

Corporate Bonds — 7.2%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
TransDigm, Inc., 6.875%, 12/15/30(1)	$500	$ 510,247
		$ 510,247
Air Transport — 0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(1)	$956	$ 950,336
5.75%, 4/20/29(1)	950	934,563
United Airlines, Inc.:
4.375%, 4/15/26(1)	325	314,409
4.625%, 4/15/29(1)	325	302,612
		$ 2,501,920
Automotive — 0.1%
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	$175	$ 178,976
Clarios Global LP/Clarios U.S. Finance Co.:
6.25%, 5/15/26(1)	293	293,073
6.75%, 5/15/25(1)	180	180,297
		$ 652,346
Building and Development — 0.1%
MITER Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(1)	$425	$ 426,718
		$ 426,718
Security	Principal Amount (000's omitted)	Value
Business Equipment and Services — 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)	$237	$ 237,043
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)	1,300	1,183,080
4.625%, 6/1/28(1)	1,200	1,097,173
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 4/15/24(1)	77	76,982
		$ 2,594,278
Chemicals — 0.2%
Olympus Water U.S. Holding Corp., 4.25%, 10/1/28(1)	$975	$ 885,655
		$ 885,655
Commercial Services — 0.4%
Garda World Security Corp., 4.625%, 2/15/27(1)	$700	$ 671,239
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	900	851,754
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)	800	828,054
		$ 2,351,047
Containers & Packaging — 0.2%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC:
4.00%, 10/15/27(1)	$450	$ 420,298
4.375%, 10/15/28(1)	625	583,710
		$ 1,004,008
Diversified Financial Services — 0.4%
AG Issuer LLC, 6.25%, 3/1/28(1)	$350	$ 343,020
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)	175	181,325
Aretec Group, Inc., 10.00%, 8/15/30(1)	400	437,409
NFP Corp.:
7.50%, 10/1/30(1)	175	184,513
8.50%, 10/1/31(1)	825	908,629
		$ 2,054,896
Diversified Telecommunication Services — 0.7%(6)
Altice France SA:
5.125%, 1/15/29(1)	$100	$ 68,581
5.125%, 7/15/29(1)	3,175	2,149,788
5.50%, 1/15/28(1)	400	284,467
Level 3 Financing, Inc., 10.75%, 12/15/30(1)	1,225	1,256,381
		$ 3,759,217

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Drugs — 0.1%
Jazz Securities DAC, 4.375%, 1/15/29(1)	$650	$ 606,007
		$ 606,007
Ecological Services and Equipment — 0.2%
GFL Environmental, Inc.:
4.25%, 6/1/25(1)	$475	$ 467,579
5.125%, 12/15/26(1)	1,000	983,303
		$ 1,450,882
Electronics/Electrical — 0.2%
Imola Merger Corp., 4.75%, 5/15/29(1)	$1,325	$ 1,243,560
		$ 1,243,560
Engineering & Construction — 0.0%(6)
Artera Services LLC, 8.50%, 2/15/31(1)	$125	$ 128,247
		$ 128,247
Entertainment — 0.0%(6)
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	$101	$ 101,209
		$ 101,209
Health Care — 0.5%
Medline Borrower LP, 3.875%, 4/1/29(1)	$1,725	$ 1,571,236
Tenet Healthcare Corp., 4.25%, 6/1/29	1,675	1,558,503
		$ 3,129,739
Hotels, Restaurants & Leisure — 0.5%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	$400	$ 403,772
Carnival Corp., 4.00%, 8/1/28(1)	2,450	2,283,817
SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	200	200,312
		$ 2,887,901
Household Products — 0.0%(6)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	$190	$ 186,411
		$ 186,411
Insurance — 0.6%
AmWINS Group, Inc., 6.375%, 2/15/29(1)	$600	$ 603,614
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)(7)	2,775	2,823,590
		$ 3,427,204
Security	Principal Amount (000's omitted)	Value
Internet Software & Services — 0.2%
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	$875	$ 894,208
		$ 894,208
Leisure Goods/Activities/Movies — 0.1%
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	$225	$ 226,919
NCL Corp. Ltd., 5.875%, 2/15/27(1)	625	617,914
		$ 844,833
Machinery — 0.2%
Madison IAQ LLC, 4.125%, 6/30/28(1)	$650	$ 601,760
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	350	338,528
		$ 940,288
Media — 0.2%
iHeartCommunications, Inc.:
4.75%, 1/15/28(1)	$200	$ 140,658
5.25%, 8/15/27(1)	150	109,301
6.375%, 5/1/26	47	40,073
8.375%, 5/1/27	85	47,581
Univision Communications, Inc., 4.50%, 5/1/29(1)	650	581,447
		$ 919,060
Oil, Gas & Consumable Fuels — 0.2%
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	$1,025	$ 1,024,363
		$ 1,024,363
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	$400	$ 359,101
		$ 359,101
Real Estate Investment Trusts (REITs) — 0.1%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	$550	$ 539,444
		$ 539,444
Retail — 0.1%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	$630	$ 578,309
		$ 578,309

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Retailers (Except Food and Drug) — 0.0%(6)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	$100	$ 93,721
		$ 93,721
Software — 0.4%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	$375	$ 375,625
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	675	648,049
GoTo Group, Inc.:
5.50%, 5/1/28(1)	169	146,601
5.50%, 5/1/28(1)	169	114,121
UKG, Inc., 6.875%, 2/1/31(1)	800	815,566
		$ 2,099,962
Technology — 0.3%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	$825	$ 764,162
NCR Atleos Corp., 9.50%, 4/1/29(1)	675	722,678
		$ 1,486,840
Telecommunications — 0.2%
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	$550	$ 461,086
Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	750	635,702
		$ 1,096,788
Utilities — 0.0%(6)
Calpine Corp., 4.50%, 2/15/28(1)	$250	$ 237,313
		$ 237,313
Total Corporate Bonds (identified cost $43,404,894)		$ 41,015,722

Exchange-Traded Funds — 0.6%
Security	Shares	Value
SPDR Blackstone Senior Loan ETF	76,000	$ 3,200,360
Total Exchange-Traded Funds (identified cost $3,501,320)		$ 3,200,360

Senior Floating-Rate Loans — 86.6%(8)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 1.2%
Dynasty Acquisition Co., Inc.:
Term Loan, 8.829%, (SOFR + 3.50%), 8/24/28	$2,294	$ 2,297,828
Term Loan, 8.829%, (SOFR + 3.50%), 8/24/28	885	885,707
IAP Worldwide Services, Inc., Term Loan - Second Lien, 12.152%, (3 mo. USD LIBOR + 6.50%), 7/18/23(3)	166	132,562
TransDigm, Inc.:
Term Loan, 8.059%, (SOFR + 2.75%), 8/24/28	1,174	1,179,629
Term Loan, 8.059%, (SOFR + 2.75%), 2/22/30	2,210	2,217,048
		$ 6,712,774
Airlines — 0.6%
American Airlines, Inc., Term Loan, 10.329%, (SOFR + 4.75%), 4/20/28	$1,828	$ 1,901,028
Mileage Plus Holdings LLC, Term Loan, 10.733%, (SOFR + 5.25%), 6/21/27	1,641	1,692,260
		$ 3,593,288
Apparel & Luxury Goods — 0.8%
Gloves Buyer, Inc.:
Term Loan, 9.442%, (SOFR + 4.00%), 12/29/27	$1,451	$ 1,451,003
Term Loan, 10.442%, (SOFR + 5.00%), 12/29/27	647	646,750
Hanesbrands, Inc., Term Loan, 9.08%, (SOFR + 3.75%), 3/8/30	1,460	1,461,620
Touchdown Acquirer, Inc.:
Term Loan, 0.00%, 2/21/31(9)	175	175,766
Term Loan, 9.314%, (SOFR + 4.00%), 2/21/31	750	753,281
		$ 4,488,420
Auto Components — 1.8%
Adient U.S. LLC, Term Loan, 8.077%, (SOFR + 2.75%), 1/31/31	$785	$ 787,898
Autokiniton U.S. Holdings, Inc., Term Loan, 9.442%, (SOFR + 4.00%), 4/6/28	1,909	1,917,793
Clarios Global LP, Term Loan, 8.33%, (SOFR + 3.00%), 5/6/30	2,145	2,151,327
DexKo Global, Inc., Term Loan, 9.321%, (SOFR + 3.75%), 10/4/28	637	631,643
Garrett LX I SARL, Term Loan, 8.824%, (SOFR + 3.25%), 4/30/28	1,412	1,415,936
Garrett Motion, Inc., Term Loan, 9.813%, (SOFR + 4.50%), 4/30/28	679	683,661
LSF12 Badger Bidco LLC, Term Loan, 11.33%, (SOFR + 6.00%), 8/30/30	299	300,933

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Auto Components (continued)
LTI Holdings, Inc.:
Term Loan, 8.945%, (SOFR + 3.50%), 9/6/25	$1,349	$ 1,338,996
Term Loan, 10.195%, (SOFR + 4.75%), 7/24/26	509	504,427
RealTruck Group, Inc., Term Loan, 10.445%, (SOFR + 5.00%), 1/31/28	700	695,188
		$ 10,427,802
Automobiles — 0.6%
Bombardier Recreational Products, Inc., Term Loan, 8.08%, (SOFR + 2.75%), 1/22/31	$1,385	$ 1,386,231
MajorDrive Holdings IV LLC, Term Loan, 9.571%, (SOFR + 4.00%), 6/1/28	1,742	1,747,207
		$ 3,133,438
Beverages — 0.7%
Arterra Wines Canada, Inc., Term Loan, 9.071%, (SOFR + 3.50%), 11/24/27	$581	$ 539,139
City Brewing Co. LLC, Term Loan, 9.078%, (SOFR + 3.50%), 4/5/28	1,160	910,646
Triton Water Holdings, Inc., Term Loan, 8.814%, (SOFR + 3.25%), 3/31/28	2,783	2,757,247
		$ 4,207,032
Biotechnology — 0.6%
Alkermes, Inc., Term Loan, 7.943%, (SOFR + 2.50%), 3/12/26	$179	$ 179,488
Alltech, Inc., Term Loan, 9.445%, (SOFR + 4.00%), 10/13/28	855	851,036
Grifols Worldwide Operations USA, Inc., Term Loan, 7.459%, (SOFR + 2.00%), 11/15/27	2,323	2,256,178
		$ 3,286,702
Building Products — 1.4%
Cornerstone Building Brands, Inc., Term Loan, 8.675%, (SOFR + 3.25%), 4/12/28	$2,750	$ 2,740,330
CPG International, Inc., Term Loan, 7.927%, (SOFR + 2.50%), 4/28/29	887	888,162
LHS Borrower LLC, Term Loan, 10.18%, (SOFR + 4.75%), 2/16/29	850	809,219
MI Windows & Doors LLC, Term Loan, 3/21/31(10)	1,275	1,282,571
Oscar AcquisitionCo LLC, Term Loan, 9.902%, (SOFR + 4.50%), 4/29/29	1,859	1,865,799
Standard Industries, Inc., Term Loan, 7.693%, (SOFR + 2.25%), 9/22/28	603	604,053
		$ 8,190,134
Borrower/Description	Principal Amount (000's omitted)	Value
Capital Markets — 3.3%
Advisor Group, Inc., Term Loan, 9.827%, (SOFR + 4.50%), 8/17/28	$2,341	$ 2,348,723
Aretec Group, Inc., Term Loan, 9.927%, (SOFR + 4.50%), 8/9/30	2,477	2,492,669
Citco Funding LLC, Term Loan, 8.422%, (SOFR + 3.25%), 4/27/28	771	774,257
Edelman Financial Center LLC, Term Loan, 8.945%, (SOFR + 3.50%), 4/7/28	2,249	2,252,164
EIG Management Co. LLC, Term Loan, 9.18%, (SOFR + 3.75%), 2/22/25	189	188,618
FinCo I LLC, Term Loan, 8.313%, (SOFR + 3.00%), 6/27/29	1,241	1,243,856
Focus Financial Partners LLC:
Term Loan, 7.83%, (SOFR + 2.50%), 6/30/28	705	703,630
Term Loan, 8.08%, (SOFR + 2.75%), 6/30/28	3,088	3,082,635
HighTower Holdings LLC, Term Loan, 9.586%, (SOFR + 4.00%), 4/21/28	3,223	3,232,854
Hudson River Trading LLC, Term Loan, 8.445%, (SOFR + 3.00%), 3/20/28	358	356,373
Kestra Advisor Services Holdings A, Inc., Term Loan, 3/19/31(10)	650	651,625
LPL Holdings, Inc., Term Loan, 7.176%, (SOFR + 1.75%), 11/12/26	448	448,543
Mariner Wealth Advisors LLC, Term Loan, 8.692%, (SOFR + 3.25%), 8/18/28	1,225	1,223,309
		$ 18,999,256
Chemicals — 5.5%
Aruba Investments Holdings LLC, Term Loan, 9.43%, (SOFR + 4.00%), 11/24/27	$412	$ 412,818
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 7.33%, (SOFR + 2.00%), 12/20/29	1,240	1,243,745
Charter NEX U.S., Inc., Term Loan, 8.827%, (SOFR + 3.50%), 12/1/27	1,545	1,549,877
CPC Acquisition Corp., Term Loan, 9.321%, (SOFR + 3.75%), 12/29/27	1,217	1,033,775
Gemini HDPE LLC, Term Loan, 8.574%, (SOFR + 3.00%), 12/31/27	393	393,126
GEON Performance Solutions LLC, Term Loan, 10.314%, (SOFR + 4.75%), 8/18/28	886	888,591
Groupe Solmax, Inc., Term Loan, 10.257%, (SOFR + 4.75%), 5/29/28(11)	1,048	1,032,217
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan, 9.193%, (SOFR + 3.75%), 7/8/30	1,075	1,070,297
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 9.18%, (SOFR + 3.75%), 3/14/30	397	396,504
Term Loan, 9.68%, (SOFR + 4.25%), 4/2/29	1,991	1,989,443

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Chemicals (continued)
INEOS U.S. Finance LLC:
Term Loan, 8.93%, (SOFR + 3.50%), 2/18/30	$3,227	$ 3,230,902
Term Loan, 9.08%, (SOFR + 3.75%), 2/7/31	550	551,203
Term Loan, 9.18%, (SOFR + 3.75%), 11/8/27	990	993,609
Kraton Corp., Term Loan, 8.841%, (SOFR + 3.25%), 3/15/29	1,365	1,331,002
Lonza Group AG, Term Loan, 9.334%, (SOFR + 3.93%), 7/3/28	1,660	1,565,357
Momentive Performance Materials, Inc., Term Loan, 9.83%, (SOFR + 4.50%), 3/29/28	2,519	2,484,994
Nouryon Finance BV, Term Loan, 9.419%, (SOFR + 4.00%), 4/3/28	682	684,654
Olympus Water U.S. Holding Corp.:
Term Loan, 9.321%, (SOFR + 3.75%), 11/9/28	2,455	2,459,287
Term Loan, 9.566%, (SOFR + 4.25%), 11/9/28	343	344,382
Orion Engineered Carbons GmbH, Term Loan, 7.559%, (SOFR + 2.15%), 9/24/28	293	291,769
Rohm Holding GmbH, Term Loan, 10.581%, (SOFR + 5.00%), 7/31/26	554	537,002
SCUR-Alpha 1503 GmbH, Term Loan, 10.813%, (SOFR + 5.50%), 3/29/30	1,238	1,149,687
Starfruit Finco BV, Term Loan, 9.423%, (SOFR + 4.00%), 4/3/28	620	622,542
Trinseo Materials Operating S.C.A., Term Loan, 8.105%, (SOFR + 2.50%), 5/3/28	559	418,692
Tronox Finance LLC:
Term Loan, 8.043%, (SOFR + 2.50%), 3/10/28(11)	867	868,392
Term Loan, 8.552%, (SOFR + 3.25%), 4/4/29	713	714,745
Term Loan, 8.827%, (SOFR + 3.50%), 8/16/28	499	500,309
W.R. Grace & Co.-Conn., Term Loan, 9.321%, (SOFR + 3.75%), 9/22/28	2,810	2,820,559
		$ 31,579,480
Commercial Services & Supplies — 3.0%
Albion Financing 3 SARL:
Term Loan, 10.824%, (SOFR + 5.50%), 8/17/26	$272	$ 273,611
Term Loan, 10.827%, (SOFR + 5.25%), 8/17/26	1,543	1,552,599
Allied Universal Holdco LLC, Term Loan, 9.18%, (SOFR + 3.75%), 5/12/28	160	160,176
Asplundh Tree Expert LLC, Term Loan, 7.18%, (SOFR + 1.75%), 9/7/27	1,194	1,196,269
Belfor Holdings, Inc., Term Loan, 9.08%, (SOFR + 3.75%), 11/1/30	587	590,714
Covanta Holding Corp.:
Term Loan, 7.827%, (SOFR + 2.50%), 11/30/28	1,552	1,550,160
Term Loan, 7.827%, (SOFR + 2.50%), 11/30/28	119	118,487
Term Loan, 8.068%, (SOFR + 2.75%), 11/30/28	473	473,138
Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies (continued)
Covanta Holding Corp.: (continued)
Term Loan, 8.068%, (SOFR + 2.75%), 11/30/28	$26	$ 25,842
EnergySolutions LLC, Term Loan, 9.313%, (SOFR + 4.00%), 9/20/30	1,217	1,222,724
Foundever Worldwide Corp., Term Loan, 9.195%, (SOFR + 3.75%), 8/28/28	1,877	1,618,638
Garda World Security Corp., Term Loan, 9.583%, (SOFR + 4.25%), 2/1/29	2,764	2,772,363
GFL Environmental, Inc., Term Loan, 7.816%, (SOFR + 2.50%), 5/31/27	2,002	2,011,958
Harsco Corp., Term Loan, 7.692%, (SOFR + 2.25%), 3/10/28	243	241,226
Heritage-Crystal Clean, Inc., Term Loan, 10.317%, (SOFR + 5.00%), 10/17/30	723	726,012
Monitronics International, Inc., Term Loan, 13.074%, (SOFR + 7.50%), 6/30/28	741	744,715
Phoenix Services International LLC, Term Loan, 11.43%, (SOFR + 6.10%), 6/30/28	154	145,200
Tempo Acquisition LLC, Term Loan, 8.08%, (SOFR + 2.75%), 8/31/28	631	633,180
TMF Group Holding BV, Term Loan, 9.33%, (SOFR + 4.00%), 5/3/28	374	375,699
TruGreen LP, Term Loan, 9.43%, (SOFR + 4.00%), 11/2/27	826	805,631
		$ 17,238,342
Communications Equipment — 0.2%
Ciena Corp., Term Loan, 7.329%, (SOFR + 2.00%), 10/24/30	$1,144	$ 1,147,991
		$ 1,147,991
Construction Materials — 0.9%
Quikrete Holdings, Inc.:
Term Loan, 8.07%, (SOFR + 2.63%), 2/1/27	$2,369	$ 2,373,647
Term Loan, 8.195%, (SOFR + 2.75%), 3/19/29	2,064	2,068,516
Term Loan, 3/25/31(10)	275	275,401
U.S. Silica Co., Term Loan, 3/25/30(10)	325	325,813
		$ 5,043,377
Consumer Staples Distribution & Retail — 0.3%
Cardenas Markets, Inc., Term Loan, 12.159%, (SOFR + 6.75%), 8/1/29	$421	$ 422,482
Peer Holding III BV, Term Loan, 8.559%, (SOFR + 3.25%), 10/28/30	1,075	1,078,696
		$ 1,501,178

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Containers & Packaging — 1.0%
Berlin Packaging LLC, Term Loan, 9.196%, (SOFR + 3.75%), 3/11/28(11)	$951	$ 952,823
Berry Global, Inc., Term Loan, 7.182%, (SOFR + 1.75%), 7/1/26	267	267,550
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.105%, (SOFR + 3.68%), 4/13/29	3,144	3,150,966
Pretium Packaging LLC, Term Loan - Second Lien, 11.309%, (SOFR + 6.00%), 9.906% cash, 1.403% PIK, 10/2/28	12	10,808
Proampac PG Borrower LLC, Term Loan, 9.806%, (SOFR + 4.50%), 9/15/28(11)	1,147	1,150,566
		$ 5,532,713
Distributors — 0.0%(6)
Phillips Feed Service, Inc., Term Loan, 12.329%, (SOFR + 7.00%), 11/13/24(3)	$52	$ 36,067
		$ 36,067
Diversified Consumer Services — 1.2%
Ascend Learning LLC, Term Loan, 8.927%, (SOFR + 3.50%), 12/11/28	$1,481	$ 1,475,110
Belron Finance U.S. LLC, Term Loan, 7.664%, (SOFR + 2.25%), 4/18/29	821	823,440
KUEHG Corp., Term Loan, 10.313%, (SOFR + 5.00%), 6/12/30	1,618	1,625,186
Sotheby's, Term Loan, 10.076%, (SOFR + 4.50%), 1/15/27	1,190	1,177,035
Spring Education Group, Inc., Term Loan, 9.809%, (SOFR + 4.50%), 10/4/30	349	351,220
Wand NewCo 3, Inc., Term Loan, 9.08%, (SOFR + 3.75%), 1/30/31	1,225	1,229,678
		$ 6,681,669
Diversified Telecommunication Services — 1.0%
Altice France SA, Term Loan, 10.814%, (SOFR + 5.50%), 8/15/28	$10	$ 8,266
CD&R Hydra Buyer, Inc., Term Loan, 3/25/31(10)	850	852,125
GEE Holdings 2 LLC:
Term Loan, 13.412%, (SOFR + 8.00%), 3/24/25	120	108,859
Term Loan - Second Lien, 13.662%, (SOFR + 8.25%), 5.412% cash, 8.25% PIK, 3/23/26	281	168,625
Level 3 Financing, Inc.:
Term Loan, 11.89%, (SOFR + 6.56%), 4/15/29	1,287	1,270,835
Term Loan, 11.89%, (SOFR + 6.56%), 4/15/30	1,287	1,268,690
Lumen Technologies, Inc.:
Term Loan, 7.793%, (SOFR + 2.35%), 4/15/29	455	334,468
Term Loan, 7.793%, (SOFR + 2.35%), 4/15/30	455	334,468
Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services (continued)
Virgin Media Bristol LLC:
Term Loan, 7.936%, (SOFR + 2.50%), 1/31/28	$850	$ 838,445
Term Loan, 8.69%, (SOFR + 3.25%), 1/31/29	750	744,948
		$ 5,929,729
Electrical Equipment — 0.6%
AZZ, Inc., Term Loan, 8.577%, (SOFR + 3.25%), 5/13/29	$311	$ 312,523
Brookfield WEC Holdings, Inc., Term Loan, 8.079%, (SOFR + 2.75%), 1/27/31	3,075	3,074,572
		$ 3,387,095
Electronic Equipment, Instruments & Components — 1.8%
Chamberlain Group, Inc.:
Term Loan, 8.68%, (SOFR + 3.25%), 11/3/28	$1,995	$ 1,994,720
Term Loan, 9.08%, (SOFR + 3.75%), 11/3/28	1,150	1,153,773
Creation Technologies, Inc., Term Loan, 11.092%, (SOFR + 5.50%), 10/5/28	786	766,350
II-VI, Inc., Term Loan, 8.195%, (SOFR + 2.75%), 7/2/29	718	719,972
Ingram Micro, Inc., Term Loan, 8.571%, (SOFR + 3.00%), 6/30/28	365	366,122
Mirion Technologies, Inc., Term Loan, 8.314%, (SOFR + 2.75%), 10/20/28	481	482,670
MX Holdings U.S., Inc., Term Loan, 8.195%, (SOFR + 2.75%), 7/31/28	249	249,424
Robertshaw U.S. Holding Corp.:
Term Loan, 13.313%, (SOFR + 8.00%), 2/28/27	0(12)	242
Term Loan, 16.50%, (USD Prime + 8.00%), 11.50% cash, 5.00% PIK, 2/28/27	1,318	1,331,612
Term Loan - Second Lien, 12.313%, (SOFR + 7.00%), 2/28/27	1,214	940,654
TTM Technologies, Inc., Term Loan, 8.076%, (SOFR + 2.75%), 5/30/30	522	523,354
Verifone Systems, Inc., Term Loan, 9.585%, (SOFR + 4.00%), 8/20/25	1,649	1,465,717
		$ 9,994,610
Energy Equipment & Services — 0.4%
Ameriforge Group, Inc.:
Term Loan, 12.085%, (SOFR + 8.00%), 12/29/23(3)(9)	$79	$ 62,717
Term Loan, 13.32%, (SOFR + 8.00%), 12/29/23(3)	618	492,753
GIP Pilot Acquisition Partners LP, Term Loan, 8.327%, (SOFR + 3.00%), 10/4/30	475	476,880

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Energy Equipment & Services (continued)
Lealand Finance Co. BV, Term Loan, 9.444%, (SOFR + 4.00%), 6.444% cash, 3.00% PIK, 6/30/25	$260	$ 85,663
PG Investment Co. 59 SARL, Term Loan, 2/24/31(10)	1,075	1,079,032
		$ 2,197,045
Engineering & Construction — 0.7%
Aegion Corp., Term Loan, 9.58%, (SOFR + 4.25%), 5/17/28	$317	$ 318,745
American Residential Services LLC, Term Loan, 9.071%, (SOFR + 3.50%), 10/15/27	339	338,837
Artera Services LLC, Term Loan, 9.809%, (SOFR + 4.50%), 2/15/31	425	427,302
Northstar Group Services, Inc.:
Term Loan, 10.943%, (SOFR + 5.50%), 11/12/26	481	483,055
Term Loan, 10.945%, (SOFR + 5.50%), 11/12/26	2,485	2,494,154
		$ 4,062,093
Entertainment — 0.8%
City Football Group Ltd., Term Loan, 8.443%, (SOFR + 3.00%), 7/21/28	$1,002	$ 1,002,564
Crown Finance U.S., Inc., Term Loan, 13.942%, (SOFR + 8.50%), 6.942% cash, 7.00% PIK, 7/31/28	301	307,275
EP Purchaser LLC, Term Loan, 9.071%, (SOFR + 3.50%), 11/6/28	941	935,942
UFC Holdings LLC, Term Loan, 8.336%, (SOFR + 2.75%), 4/29/26	2,066	2,071,290
		$ 4,317,071
Equity Real Estate Investment Trusts (REITs) — 0.2%
Iron Mountain, Inc., Term Loan, 7.58%, (SOFR + 2.25%), 1/31/31	$998	$ 996,253
		$ 996,253
Financial Services — 1.4%
Ditech Holding Corp., Term Loan, 0.00%, 6/30/24(13)	$1,109	$ 122,016
GTCR W Merger Sub LLC, Term Loan, 8.309%, (SOFR + 3.00%), 1/31/31	3,000	3,012,423
NCR Atleos LLC, Term Loan, 10.163%, (SOFR + 4.75%), 3/27/29	2,317	2,329,895
Nuvei Technologies Corp., Term Loan, 8.43%, (SOFR + 3.00%), 12/19/30	823	826,023
Walker & Dunlop, Inc.:
Term Loan, 7.68%, (SOFR + 2.25%), 12/16/28	880	878,650
Term Loan, 8.43%, (SOFR + 3.00%), 12/16/28	718	718,647
Borrower/Description	Principal Amount (000's omitted)	Value
Financial Services (continued)
WEX, Inc., Term Loan, 7.327%, (SOFR + 2.00%), 3/31/28	$291	$ 291,263
		$ 8,178,917
Food Products — 0.4%
CHG PPC Parent LLC, Term Loan, 8.445%, (SOFR + 3.00%), 12/8/28	$367	$ 368,370
Del Monte Foods, Inc., Term Loan, 9.68%, (SOFR + 4.25%), 5/16/29	1,894	1,622,034
		$ 1,990,404
Gas Utilities — 0.4%
CQP Holdco LP, Term Loan, 8.302%, (SOFR + 3.00%), 12/31/30	$2,504	$ 2,514,613
		$ 2,514,613
Health Care Equipment & Supplies — 0.7%
Bayou Intermediate II LLC, Term Loan, 10.077%, (SOFR + 4.50%), 8/2/28	$513	$ 509,980
Journey Personal Care Corp., Term Loan, 9.692%, (SOFR + 4.25%), 3/1/28	1,656	1,634,997
Medline Borrower LP, Term Loan, 8.197%, (SOFR + 2.75%), 10/23/28	1,809	1,814,271
		$ 3,959,248
Health Care Providers & Services — 4.4%
AEA International Holdings (Lux) SARL, Term Loan, 8.809%, (SOFR + 3.50%), 9/7/28(11)	$2,742	$ 2,752,323
BW NHHC Holdco, Inc., Term Loan - Second Lien, 13.302%, (SOFR + 8.00%), 1/15/26	754	645,056
Cano Health LLC:
DIP Loan, 16.32%, (SOFR + 11.00%), 10/7/24	116	119,836
DIP Loan, 16.321%, (SOFR + 11.00%), 10/7/24	76	78,179
Term Loan, 9.463%, (SOFR + 4.00%), 11/23/27(11)	1,024	288,005
CCRR Parent, Inc., Term Loan, 9.192%, (SOFR + 3.75%), 3/6/28	1,834	1,664,258
CHG Healthcare Services, Inc.:
Term Loan, 8.695%, (SOFR + 3.25%), 9/29/28	1,348	1,350,576
Term Loan, 9.092%, (SOFR + 3.75%), 9/29/28(11)	399	400,621
Covis Finco SARL, Term Loan, 0.00%, 2/18/27(13)	653	262,930
Ensemble RCM LLC, Term Loan, 8.317%, (SOFR + 3.00%), 8/1/29	3,175	3,186,638
IVC Acquisition Ltd., Term Loan, 10.809%, (SOFR + 5.50%), 12/12/28	1,022	1,025,845
Medical Solutions Holdings, Inc., Term Loan, 8.677%, (SOFR + 3.25%), 11/1/28	3,705	3,295,275

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Providers & Services (continued)
National Mentor Holdings, Inc.:
Term Loan, 9.159%, (SOFR + 3.75%), 3/2/28	$39	$ 36,392
Term Loan, 9.176%, (SOFR + 3.75%), 3/2/28(11)	1,364	1,284,690
Option Care Health, Inc., Term Loan, 8.195%, (SOFR + 2.75%), 10/27/28	342	343,579
Pacific Dental Services LLC, Term Loan, 3/7/31(10)	1,950	1,950,000
Phoenix Guarantor, Inc., Term Loan, 8.577%, (SOFR + 3.25%), 2/21/31	1,600	1,580,875
R1 RCM, Inc., Term Loan, 8.326%, (SOFR + 3.00%), 6/21/29	725	727,809
Radnet Management, Inc., Term Loan, 8.574%, (SOFR + 3.00%), 4/21/28	1,160	1,161,955
Select Medical Corp., Term Loan, 8.33%, (SOFR + 3.00%), 3/6/27	1,407	1,410,698
TTF Holdings LLC, Term Loan, 9.445%, (SOFR + 4.00%), 3/31/28	367	367,862
U.S. Anesthesia Partners, Inc., Term Loan, 9.69%, (SOFR + 4.25%), 10/1/28	1,097	1,051,041
		$ 24,984,443
Health Care Technology — 1.8%
Imprivata, Inc.:
Term Loan, 9.324%, (SOFR + 3.75%), 12/1/27	$2,138	$ 2,145,329
Term Loan, 9.563%, (SOFR + 4.25%), 12/1/27	221	221,477
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 9.424%, (SOFR + 4.00%), 12/18/28	882	745,658
Term Loan - Second Lien, 12.192%, (SOFR + 6.75%), 12/17/29	575	370,516
PointClickCare Technologies, Inc., Term Loan, 8.571%, (SOFR + 3.00%), 12/29/27	364	364,887
Project Ruby Ultimate Parent Corp.:
Term Loan, 8.692%, (SOFR + 3.25%), 3/10/28	1,168	1,167,874
Term Loan, 8.942%, (SOFR + 3.50%), 3/10/28	350	350,875
Symplr Software, Inc., Term Loan, 9.913%, (SOFR + 4.50%), 12/22/27	1,263	1,191,309
Verscend Holding Corp., Term Loan, 9.445%, (SOFR + 4.00%), 8/27/25	1,668	1,669,233
Waystar Technologies, Inc., Term Loan, 9.33%, (SOFR + 4.00%), 10/22/29	2,093	2,099,955
		$ 10,327,113
Hotels, Restaurants & Leisure — 4.7%
Caesars Entertainment, Inc., Term Loan, 8.041%, (SOFR + 2.75%), 2/6/31	$2,300	$ 2,304,888
Carnival Corp., Term Loan, 8.695%, (SOFR + 3.25%), 10/18/28	2,126	2,130,491
Borrower/Description	Principal Amount (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
ClubCorp Holdings, Inc., Term Loan, 10.564%, (SOFR + 5.00%), 9/18/26	$1,659	$ 1,663,826
Fertitta Entertainment LLC, Term Loan, 9.077%, (SOFR + 3.75%), 1/27/29	1,474	1,478,866
Flutter Financing BV, Term Loan, 7.559%, (SOFR + 2.25%), 11/25/30	3,591	3,595,808
Great Canadian Gaming Corp., Term Loan, 9.59%, (SOFR + 4.00%), 11/1/26	1,477	1,481,137
GVC Holdings (Gibraltar) Ltd., Term Loan, 8.909%, (SOFR + 3.50%), 10/31/29	2,024	2,034,303
IRB Holding Corp., Term Loan, 8.077%, (SOFR + 2.75%), 12/15/27	1,255	1,256,552
Light & Wonder International, Inc., Term Loan, 8.075%, (SOFR + 2.75%), 4/14/29	2,959	2,968,429
Ontario Gaming GTA LP, Term Loan, 9.559%, (SOFR + 4.25%), 8/1/30	1,297	1,302,886
Playa Resorts Holding BV, Term Loan, 8.579%, (SOFR + 3.25%), 1/5/29	1,284	1,288,762
Scientific Games Holdings LP, Term Loan, 8.58%, (SOFR + 3.25%), 4/4/29	2,967	2,970,559
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.83%, (SOFR + 2.50%), 8/25/28	1,174	1,174,925
Station Casinos LLC, Term Loan, 3/14/31(10)	450	449,960
Wyndham Hotels & Resorts, Inc., Term Loan, 7.677%, (SOFR + 2.25%), 5/24/30	794	797,654
		$ 26,899,046
Household Durables — 1.1%
ACProducts, Inc., Term Loan, 9.814%, (SOFR + 4.25%), 5/17/28	$2,191	$ 2,003,451
Libbey Glass, Inc., Term Loan, 11.974%, (SOFR + 6.50%), 11/22/27	1,930	1,833,611
Serta Simmons Bedding LLC, Term Loan, 12.924%, (SOFR + 7.50%), 6/29/28	1,293	1,168,048
Solis IV BV, Term Loan, 8.824%, (SOFR + 3.50%), 2/26/29	1,357	1,343,548
		$ 6,348,658
Household Products — 0.4%
Energizer Holdings, Inc., Term Loan, 7.693%, (SOFR + 2.25%), 12/22/27	$460	$ 459,970
Kronos Acquisition Holdings, Inc.:
Term Loan, 9.314%, (SOFR + 3.75%), 12/22/26	1,717	1,720,420
Term Loan, 11.493%, (SOFR + 6.00%), 12/22/26	342	343,836
		$ 2,524,226

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Industrial Conglomerates — 0.4%
Kohler Energy Co. LLC, Term Loan, 1/30/31(10)	$2,300	$ 2,300,000
		$ 2,300,000
Insurance — 2.7%
Alliant Holdings Intermediate LLC, Term Loan, 8.827%, (SOFR + 3.50%), 11/6/30	$1,532	$ 1,540,114
AmWINS Group, Inc., Term Loan, 8.195%, (SOFR + 2.75%), 2/19/28	2,642	2,649,611
AssuredPartners, Inc.:
Term Loan, 8.942%, (SOFR + 3.50%), 2/12/27	1,214	1,216,363
Term Loan, 8.942%, (SOFR + 3.50%), 2/12/27	1,472	1,475,513
HUB International Ltd., Term Loan, 8.574%, (SOFR + 3.25%), 6/20/30	2,670	2,673,206
NFP Corp., Term Loan, 8.695%, (SOFR + 3.25%), 2/16/27	1,802	1,806,664
Ryan Specialty Group LLC, Term Loan, 8.08%, (SOFR + 2.75%), 9/1/27	627	628,818
USI, Inc.:
Term Loan, 8.302%, (SOFR + 3.00%), 11/22/29	1,975	1,978,651
Term Loan, 9/27/30(10)	1,500	1,503,633
		$ 15,472,573
Interactive Media & Services — 0.5%
Adevinta ASA, Term Loan, 8.332%, (SOFR + 2.75%), 6/26/28	$276	$ 276,852
Buzz Finco LLC, Term Loan, 8.677%, (SOFR + 3.25%), 1/29/27	33	33,549
Foundational Education Group, Inc., Term Loan, 9.324%, (SOFR + 3.75%), 8/31/28	1,393	1,380,749
Getty Images, Inc., Term Loan, 9.909%, (SOFR + 4.50%), 2/19/26	825	826,064
Match Group, Inc., Term Loan, 7.233%, (SOFR + 1.75%), 2/13/27	525	524,563
		$ 3,041,777
IT Services — 4.0%
Asurion LLC:
Term Loan, 8.692%, (SOFR + 3.25%), 12/23/26	$2,903	$ 2,851,103
Term Loan, 9.427%, (SOFR + 4.00%), 8/19/28	1,061	1,022,951
Term Loan - Second Lien, 10.692%, (SOFR + 5.25%), 1/31/28	930	843,103
Term Loan - Second Lien, 10.692%, (SOFR + 5.25%), 1/20/29	250	224,427
Endure Digital, Inc., Term Loan, 9.422%, (SOFR + 3.50%), 2/10/28	3,861	3,777,843
Gainwell Acquisition Corp., Term Loan, 9.409%, (SOFR + 4.00%), 10/1/27	2,525	2,422,881
Borrower/Description	Principal Amount (000's omitted)	Value
IT Services (continued)
Go Daddy Operating Co. LLC:
Term Loan, 7.33%, (SOFR + 2.00%), 11/9/29	$1,146	$ 1,146,516
Term Loan, 7.445%, (SOFR + 2.00%), 8/10/27	698	698,819
Informatica LLC, Term Loan, 8.195%, (SOFR + 2.75%), 10/27/28	3,112	3,117,723
NAB Holdings LLC, Term Loan, 8.209%, (SOFR + 2.75%), 11/23/28	3,554	3,554,509
Rackspace Technology Global, Inc.:
Term Loan, 11.683%, (SOFR + 6.25%), 5/15/28	332	330,134
Term Loan - Second Lien, 8.183%, (SOFR + 2.75%), 5/15/28	2,708	1,340,542
Sedgwick Claims Management Services, Inc., Term Loan, 9.077%, (SOFR + 3.75%), 2/24/28	1,489	1,492,908
Skopima Merger Sub, Inc., Term Loan, 9.445%, (SOFR + 4.00%), 5/12/28	266	265,351
		$ 23,088,810
Leisure Products — 0.5%
Fender Musical Instruments Corp., Term Loan, 9.429%, (SOFR + 4.00%), 12/1/28	$269	$ 264,488
Hayward Industries, Inc., Term Loan, 8.195%, (SOFR + 2.75%), 5/30/28	1,490	1,493,673
Recess Holdings, Inc., Term Loan, 9.843%, (SOFR + 4.50%), 2/20/30	775	778,875
SRAM LLC, Term Loan, 8.195%, (SOFR + 2.75%), 5/18/28	443	443,549
		$ 2,980,585
Life Sciences Tools & Services — 1.3%
Avantor Funding, Inc., Term Loan, 7.68%, (SOFR + 2.25%), 11/8/27	$850	$ 852,791
Cambrex Corp., Term Loan, 8.93%, (SOFR + 3.50%), 12/4/26	169	164,336
Catalent Pharma Solutions, Inc., Term Loan, 8.329%, (SOFR + 3.00%), 2/22/28	1,275	1,279,781
Curia Global, Inc., Term Loan, 9.163%, (SOFR + 3.75%), 8/30/26	1,145	1,092,183
ICON Luxembourg SARL, Term Loan, 7.32%, (SOFR + 2.00%), 7/3/28	1,901	1,909,359
IQVIA, Inc., Term Loan, 7.309%, (SOFR + 2.00%), 1/2/31	1,322	1,328,049
Loire Finco Luxembourg SARL, Term Loan, 8.93%, (SOFR + 3.50%), 4/21/27	241	236,568

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Life Sciences Tools & Services (continued)
Packaging Coordinators Midco, Inc., Term Loan, 9.071%, (SOFR + 3.50%), 11/30/27	$219	$ 220,063
PRA Health Sciences, Inc., Term Loan, 7.309%, (SOFR + 2.00%), 7/3/28	475	475,674
		$ 7,558,804
Machinery — 4.6%
AI Aqua Merger Sub, Inc., Term Loan, 9.072%, (SOFR + 3.75%), 7/31/28	$2,016	$ 2,020,764
Ali Group North America Corp., Term Loan, 7.445%, (SOFR + 2.00%), 7/30/29	1,923	1,925,790
Alliance Laundry Systems LLC, Term Loan, 8.927%, (SOFR + 3.50%), 10/8/27(11)	1,032	1,037,591
American Trailer World Corp., Term Loan, 9.18%, (SOFR + 3.75%), 3/3/28	748	731,064
Apex Tool Group LLC:
Term Loan, 15.329%, (SOFR + 10.00%), 2/8/30	568	551,235
Term Loan - Second Lien, 12.579%, (SOFR + 7.25%), 2/8/29	244	240,505
Barnes Group, Inc., Term Loan, 7.827%, (SOFR + 2.50%), 9/3/30	522	523,354
Clark Equipment Co., Term Loan, 7.902%, (SOFR + 2.50%), 4/20/29	561	561,931
Conair Holdings LLC, Term Loan, 9.192%, (SOFR + 3.75%), 5/17/28	1,844	1,831,816
CPM Holdings, Inc., Term Loan, 9.826%, (SOFR + 4.50%), 9/28/28	1,380	1,384,085
EMRLD Borrower LP, Term Loan, 7.791%, (SOFR + 2.50%), 5/31/30	733	732,868
Engineered Machinery Holdings, Inc., Term Loan, 9.321%, (SOFR + 3.75%), 5/19/28	2,621	2,614,604
Filtration Group Corp., Term Loan, 8.945%, (SOFR + 3.50%), 10/21/28	1,076	1,080,124
Gates Global LLC, Term Loan, 7.93%, (SOFR + 2.50%), 3/31/27	1,262	1,265,540
Icebox Holdco III, Inc., Term Loan, 9.071%, (SOFR + 3.50%), 12/22/28	2,170	2,173,619
Madison IAQ LLC, Term Loan, 8.693%, (SOFR + 3.25%), 6/21/28	1,934	1,933,089
Roper Industrial Products Investment Co. LLC, Term Loan, 9.302%, (SOFR + 4.00%), 11/22/29	1,562	1,571,811
SPX Flow, Inc., Term Loan, 9.927%, (SOFR + 4.50%), 4/5/29	1,111	1,117,023
Titan Acquisition Ltd., Term Loan, 8.442%, (SOFR + 3.00%), 3/28/25	1,136	1,135,828
TK Elevator U.S. Newco, Inc., Term Loan, 8.791%, (SOFR + 3.50%), 4/30/30	2,084	2,092,541
		$ 26,525,182
Borrower/Description	Principal Amount (000's omitted)	Value
Media — 1.3%
Aragorn Parent Corp., Term Loan, 9.577%, (SOFR + 4.25%), 12/15/28	$681	$ 684,451
Hubbard Radio LLC, Term Loan, 9.70%, (SOFR + 4.25%), 3/28/25	367	243,838
iHeartCommunications, Inc.:
Term Loan, 8.445%, (SOFR + 3.00%), 5/1/26	438	384,907
Term Loan, 8.695%, (SOFR + 3.25%), 5/1/26	223	194,411
Mission Broadcasting, Inc., Term Loan, 7.94%, (SOFR + 2.50%), 6/2/28	268	268,388
MJH Healthcare Holdings LLC, Term Loan, 8.927%, (SOFR + 3.50%), 1/28/29	245	244,847
Nexstar Broadcasting, Inc., Term Loan, 7.945%, (SOFR + 2.50%), 9/18/26	1,795	1,796,271
Sinclair Television Group, Inc., Term Loan, 7.945%, (SOFR + 2.50%), 9/30/26	1,437	1,372,498
Univision Communications, Inc., Term Loan, 8.695%, (SOFR + 3.25%), 3/15/26	1,982	1,986,267
		$ 7,175,878
Metals/Mining — 1.1%
Arsenal AIC Parent LLC, Term Loan, 9.08%, (SOFR + 3.75%), 8/18/30	$1,269	$ 1,275,240
Dynacast International LLC, Term Loan, 9.943%, (SOFR + 4.50%), 7/22/25	843	806,507
PMHC II, Inc., Term Loan, 9.723%, (SOFR + 4.25%), 4/23/29	2,451	2,429,090
WireCo WorldGroup, Inc., Term Loan, 9.068%, (SOFR + 3.75%), 11/13/28	370	371,864
Zekelman Industries, Inc., Term Loan, 7.579%, (SOFR + 2.25%), 1/24/31	1,190	1,194,608
		$ 6,077,309
Oil, Gas & Consumable Fuels — 0.9%
Freeport LNG Investments LLP, Term Loan, 9.079%, (SOFR + 3.50%), 12/21/28	$1,045	$ 1,039,517
GIP II Blue Holding LP, Term Loan, 9.942%, (SOFR + 4.39%), 9/29/28	451	453,363
ITT Holdings LLC, Term Loan, 8.677%, (SOFR + 3.25%), 10/5/30	1,321	1,324,342
Oryx Midstream Services Permian Basin LLC, Term Loan, 8.436%, (SOFR + 3.00%), 10/5/28	876	879,682
Oxbow Carbon LLC, Term Loan, 9.42%, (SOFR + 4.00%), 5/10/30(11)	546	546,898
UGI Energy Services LLC, Term Loan, 8.68%, (SOFR + 3.25%), 2/22/30	1,158	1,165,246
		$ 5,409,048

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Passenger Airlines — 0.2%
WestJet Loyalty LP, Term Loan, 9.048%, (SOFR + 3.75%), 2/14/31	$1,000	$ 1,001,354
		$ 1,001,354
Personal Products — 0.2%
Olaplex, Inc., Term Loan, 8.93%, (SOFR + 3.50%), 2/23/29	$987	$ 920,344
		$ 920,344
Pharmaceuticals — 1.2%
Bausch Health Cos., Inc., Term Loan, 10.679%, (SOFR + 5.25%), 2/1/27	$1,715	$ 1,348,193
Ceva Sante Animale, Term Loan, 9.564%, (SOFR + 4.25%), 11/1/30	400	401,875
Jazz Financing Lux SARL, Term Loan, 8.445%, (SOFR + 3.00%), 5/5/28	2,748	2,764,093
Mallinckrodt International Finance SA:
Term Loan, 12.826%, (SOFR + 7.50%), 11/14/28	322	359,205
Term Loan - Second Lien, 14.826%, (SOFR + 9.50%), 11/14/28	1,827	2,005,234
		$ 6,878,600
Professional Services — 3.0%
AlixPartners LLP, Term Loan, 7.945%, (SOFR + 2.50%), 2/4/28	$571	$ 571,975
APFS Staffing Holdings, Inc., Term Loan, 9.33%, (SOFR + 4.00%), 12/29/28	245	242,856
Camelot U.S. Acquisition LLC, Term Loan, 8.077%, (SOFR + 2.75%), 1/31/31	1,031	1,032,055
CoreLogic, Inc., Term Loan, 8.945%, (SOFR + 3.50%), 6/2/28	2,552	2,502,719
Corporation Service Co., Term Loan, 8.077%, (SOFR + 2.75%), 11/2/29	529	531,335
EAB Global, Inc., Term Loan, 8.945%, (SOFR + 3.50%), 8/16/28	1,831	1,834,979
Employbridge Holding Co., Term Loan, 10.343%, (SOFR + 4.75%), 7/19/28	1,121	940,682
Fleet Midco I Ltd., Term Loan, 8.58%, (SOFR + 3.25%), 2/21/31	750	751,875
Genuine Financial Holdings LLC, Term Loan, 9.33%, (SOFR + 4.00%), 9/27/30	398	395,637
Neptune Bidco U.S., Inc., Term Loan, 10.423%, (SOFR + 5.00%), 4/11/29	1,439	1,331,191
Rockwood Service Corp., Term Loan, 9.692%, (SOFR + 4.25%), 1/23/27	1,267	1,272,197
Teneo Holdings LLC, Term Loan, 10.08%, (SOFR + 4.75%), 3/13/31	1,050	1,054,594
Borrower/Description	Principal Amount (000's omitted)	Value
Professional Services (continued)
Trans Union LLC:
Term Loan, 7.327%, (SOFR + 1.75%), 11/16/26	$1,065	$ 1,065,643
Term Loan, 7.327%, (SOFR + 2.00%), 12/1/28	1,418	1,418,378
Vaco Holdings LLC, Term Loan, 10.434%, (SOFR + 5.00%), 1/21/29	981	972,636
Wood Mackenzie Ltd., Term Loan, 8.814%, (SOFR + 3.50%), 1/31/31	1,200	1,204,969
		$ 17,123,721
Real Estate Management & Development — 0.5%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 8.195%, (SOFR + 2.75%), 8/21/25	$10	$ 9,532
Term Loan, 8.68%, (SOFR + 3.25%), 1/31/30	271	270,943
Term Loan, 9.33%, (SOFR + 4.00%), 1/31/30	112	112,255
Greystar Real Estate Partners LLC, Term Loan, 8.576%, (SOFR + 3.25%), 8/21/30	622	623,434
Homeserve USA Holding Corp., Term Loan, 8.329%, (SOFR + 3.00%), 10/21/30	900	903,235
RE/MAX International, Inc., Term Loan, 7.945%, (SOFR + 2.50%), 7/21/28	1,143	1,077,339
		$ 2,996,738
Road & Rail — 1.6%
First Student Bidco, Inc., Term Loan, 9.402%, (SOFR + 4.00%), 7/21/28	$1,861	$ 1,863,707
Hertz Corp.:
Term Loan, 8.692%, (SOFR + 3.25%), 6/30/28	1,562	1,514,629
Term Loan, 8.692%, (SOFR + 3.25%), 6/30/28	303	293,553
Term Loan, 9.079%, (SOFR + 3.75%), 6/30/28	1,222	1,188,080
Kenan Advantage Group, Inc., Term Loan, 9.08%, (SOFR + 3.75%), 1/25/29	1,431	1,433,254
Uber Technologies, Inc., Term Loan, 8.079%, (SOFR + 2.75%), 3/3/30	2,630	2,644,151
		$ 8,937,374
Semiconductors & Semiconductor Equipment — 0.3%
Bright Bidco BV, Term Loan, 14.317%, (SOFR + 9.00%), 6.317% cash, 8.00% PIK, 10/31/27	$230	$ 62,160
MKS Instruments, Inc., Term Loan, 7.823%, (SOFR + 2.50%), 8/17/29	1,587	1,588,795
		$ 1,650,955
Software — 12.8%
Applied Systems, Inc., Term Loan, 8.809%, (SOFR + 3.50%), 2/24/31	$4,414	$ 4,446,071

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
AppLovin Corp., Term Loan, 7.83%, (SOFR + 2.50%), 8/16/30	$2,058	$ 2,059,671
Astra Acquisition Corp.:
Term Loan, 10.821%, (SOFR + 5.25%), 10/25/28	876	371,072
Term Loan - Second Lien, 14.439%, (SOFR + 8.88%), 10/25/29	1,375	360,851
Banff Merger Sub, Inc., Term Loan, 9.58%, (SOFR + 4.25%), 12/29/28	2,283	2,299,297
Cast & Crew Payroll LLC, Term Loan, 9.195%, (SOFR + 3.75%), 2/9/26	982	985,315
Central Parent, Inc., Term Loan, 9.309%, (SOFR + 4.00%), 7/6/29	3,275	3,288,119
CentralSquare Technologies LLC, Term Loan, 9.177%, (SOFR + 3.75%), 8/29/25	1,477	1,439,881
Cloud Software Group, Inc.:
Term Loan, 9.909%, (SOFR + 4.50%), 9/29/28(11)	497	495,844
Term Loan, 9.909%, (SOFR + 4.50%), 3/30/29(11)	2,982	2,970,541
Cloudera, Inc.:
Term Loan, 9.18%, (SOFR + 3.75%), 10/8/28	2,238	2,231,309
Term Loan - Second Lien, 11.43%, (SOFR + 6.00%), 10/8/29	600	596,250
Cornerstone OnDemand, Inc., Term Loan, 9.195%, (SOFR + 3.75%), 10/16/28	1,646	1,618,168
Delta TopCo, Inc., Term Loan, 9.121%, (SOFR + 3.75%), 12/1/27	851	852,905
E2open LLC, Term Loan, 8.945%, (SOFR + 3.50%), 2/4/28	2,033	2,039,759
ECI Macola Max Holding LLC:
Term Loan, 9.314%, (SOFR + 3.75%), 11/9/27	2,311	2,318,930
Term Loan, 5/31/30(10)	150	150,000
Epicor Software Corp.:
Term Loan, 8.692%, (SOFR + 3.25%), 7/30/27	4,130	4,148,302
Term Loan, 9.077%, (SOFR + 3.75%), 7/30/27	848	853,262
Fiserv Investment Solutions, Inc., Term Loan, 9.319%, (SOFR + 4.00%), 2/18/27	1,377	1,325,621
GoTo Group, Inc.:
Term Loan, 10.173%, (SOFR + 4.75%), 4/30/28	1,110	1,060,435
Term Loan - Second Lien, 10.173%, (SOFR + 4.75%), 4/30/28	931	716,595
IGT Holding IV AB, Term Loan, 8.972%, (SOFR + 3.40%), 3/31/28	1,067	1,070,334
iSolved, Inc., Term Loan, 9.327%, (SOFR + 4.00%), 10/14/30	499	502,283
Ivanti Software, Inc., Term Loan, 9.839%, (SOFR + 4.25%), 12/1/27	548	513,075
Magenta Buyer LLC, Term Loan, 10.574%, (SOFR + 5.00%), 7/27/28	1,663	992,058
Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Marcel LUX IV SARL, Term Loan, 9.81%, (SOFR + 4.50%), 11/11/30	$3,290	$ 3,320,073
Maverick Bidco, Inc., Term Loan, 9.213%, (SOFR + 3.75%), 5/18/28	611	610,023
McAfee LLC, Term Loan, 9.176%, (SOFR + 3.75%), 3/1/29	2,530	2,532,311
Mosel Bidco SE, Term Loan, 10.059%, (SOFR + 4.75%), 9/16/30	250	250,938
OceanKey (U.S.) II Corp., Term Loan, 8.93%, (SOFR + 3.50%), 12/15/28	515	509,741
Open Text Corp., Term Loan, 8.177%, (SOFR + 2.75%), 1/31/30	2,134	2,138,359
Polaris Newco LLC, Term Loan, 9.574%, (SOFR + 4.00%), 6/2/28	1,530	1,516,549
Project Alpha Intermediate Holding, Inc., Term Loan, 10.063%, (SOFR + 4.75%), 10/28/30	2,000	2,012,778
Proofpoint, Inc., Term Loan, 8.695%, (SOFR + 3.25%), 8/31/28	2,777	2,780,571
Quartz Acquireco LLC, Term Loan, 8.809%, (SOFR + 3.50%), 6/28/30	1,021	1,025,345
Quest Software U.S. Holdings, Inc., Term Loan, 9.713%, (SOFR + 4.25%), 2/1/29	1,462	1,106,626
Redstone Holdco 2 LP, Term Loan, 10.195%, (SOFR + 4.75%), 4/27/28	1,284	1,065,901
Sabre GLBL, Inc., Term Loan, 9.68%, (SOFR + 4.25%), 6/30/28	150	129,750
Skillsoft Corp., Term Loan, 10.693%, (SOFR + 5.25%), 7/14/28	627	563,583
SolarWinds Holdings, Inc., Term Loan, 8.58%, (SOFR + 3.25%), 2/5/27	1,738	1,742,932
Sophia LP, Term Loan, 8.93%, (SOFR + 3.50%), 10/9/29	3,404	3,422,251
SS&C Technologies, Inc.:
Term Loan, 7.68%, (SOFR + 2.25%), 3/22/29	167	167,757
Term Loan, 7.68%, (SOFR + 2.25%), 3/22/29	325	326,063
Turing Midco LLC, Term Loan, 7.945%, (SOFR + 2.50%), 3/24/28	205	204,082
UKG, Inc.:
Term Loan, 8.814%, (SOFR + 3.50%), 2/10/31	2,847	2,862,479
Term Loan - Second Lien, 10.68%, (SOFR + 5.25%), 5/3/27	328	330,350
Veritas U.S., Inc., Term Loan, 10.445%, (SOFR + 5.00%), 9/1/25	2,992	2,776,316
Vision Solutions, Inc., Term Loan, 9.586%, (SOFR + 4.00%), 4/24/28	1,973	1,975,518
		$ 73,076,244

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Specialty Retail — 2.3%
Great Outdoors Group LLC, Term Loan, 9.195%, (SOFR + 3.75%), 3/6/28	$2,500	$ 2,504,767
Hoya Midco LLC, Term Loan, 8.563%, (SOFR + 3.25%), 2/3/29	663	664,656
Les Schwab Tire Centers, Term Loan, 8.684%, (SOFR + 3.25%), 11/2/27	3,910	3,919,992
LIDS Holdings, Inc., Term Loan, 10.98%, (SOFR + 5.50%), 12/14/26	271	270,790
Mattress Firm, Inc., Term Loan, 9.814%, (SOFR + 4.25%), 9/25/28	2,325	2,331,406
PetSmart, Inc., Term Loan, 9.18%, (SOFR + 3.75%), 2/11/28	3,320	3,315,745
		$ 13,007,356
Trading Companies & Distributors — 2.4%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 7.329%, (SOFR + 2.00%), 6/22/28	$2,577	$ 2,580,882
Beacon Roofing Supply, Inc., Term Loan, 5/19/28(10)	550	551,031
Core & Main LP:
Term Loan, 7.564%, (SOFR + 2.25%), 2/9/31	375	375,000
Term Loan, 7.971%, (SOFR + 2.50%), 7/27/28(11)	1,499	1,500,937
DXP Enterprises, Inc., Term Loan, 10.291%, (SOFR + 4.75%), 10/11/30	697	699,402
Foundation Building Materials Holding Co. LLC, Term Loan, 9.313%, (SOFR + 4.00%), 1/29/31	1,275	1,281,773
Spin Holdco, Inc., Term Loan, 9.585%, (SOFR + 4.00%), 3/4/28	2,986	2,773,633
SRS Distribution, Inc.:
Term Loan, 8.68%, (SOFR + 3.25%), 6/2/28	319	320,093
Term Loan, 8.945%, (SOFR + 3.50%), 6/2/28	707	711,882
White Cap Buyer LLC, Term Loan, 9.08%, (SOFR + 3.75%), 10/19/27	1,988	1,995,714
Windsor Holdings III LLC, Term Loan, 9.326%, (SOFR + 4.00%), 8/1/30	1,169	1,176,753
		$ 13,967,100
Transportation Infrastructure — 0.4%
Brown Group Holding LLC:
Term Loan, 8.18%, (SOFR + 2.75%), 6/7/28	$386	$ 385,961
Term Loan, 8.325%, (SOFR + 3.00%), 7/2/29(11)	222	222,465
KKR Apple Bidco LLC, Term Loan, 8.195%, (SOFR + 2.75%), 9/22/28	1,625	1,625,553
		$ 2,233,979
Wireless Telecommunication Services — 0.5%
CCI Buyer, Inc., Term Loan, 9.302%, (SOFR + 4.00%), 12/17/27	$474	$ 471,579
Borrower/Description	Principal Amount (000's omitted)	Value
Wireless Telecommunication Services (continued)
Digicel International Finance Ltd., Term Loan, 10.469%, (SOFR + 5.15%), 5/25/27	$1,415	$ 1,360,925
SBA Senior Finance II LLC, Term Loan, 7.34%, (SOFR + 2.00%), 1/25/31	750	751,713
		$ 2,584,217
Total Senior Floating-Rate Loans (identified cost $500,098,033)		$494,418,175

Short-Term Investments — 3.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(14)	17,322,714	$ 17,322,714
Total Short-Term Investments (identified cost $17,322,714)		$ 17,322,714
Total Investments — 101.2% (identified cost $588,368,816)		$577,624,739
Less Unfunded Loan Commitments — (0.0)%(6)		$ (182,287)
Net Investments — 101.2% (identified cost $588,186,529)		$577,442,452
Other Assets, Less Liabilities — (1.2)%		$ (6,611,048)
Net Assets — 100.0%		$570,831,404
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $56,761,177 or 9.9% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2024.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Amount is less than 0.05% or (0.05)%, as applicable.
(7)	When-issued security.

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(9)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At March 31, 2024, the total value of unfunded loan commitments is $181,580.
(10)	This Senior Loan will settle after March 31, 2024, at which time the interest rate will be determined.
(11)	The stated interest rate represents the weighted average interest rate at March 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(12)	Principal amount is less than $500.
(13)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
Abbreviations:
DIP	– Debtor In Possession
LIBOR	– London Interbank Offered Rate
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
USD	– United States Dollar

The Fund did not have any open derivative instruments at March 31, 2024.
Affiliated Investments
At March 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $17,322,714, which represents 3.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$34,477,792	$30,925,271	$(48,080,349)	$ —	$ —	$17,322,714	$346,078	17,322,714
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

At March 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 17,391,612	$ —	$ 17,391,612
Common Stocks	30,078	4,205,385	40,693	4,276,156
Corporate Bonds	—	41,015,722	—	41,015,722
Exchange-Traded Funds	3,200,360	—	—	3,200,360
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	493,511,789	724,099	494,235,888
Short-Term Investments	17,322,714	—	—	17,322,714
Total Investments	$20,553,152	$556,124,508	$764,792	$577,442,452
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2024 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.